Taxes (Details) - Schedule Income Tax (Benefit) Provision - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred
Total	$ 808,970	$ (236,581)	$ 3,054,983
China [Member]
Current
Current	1,560		3,367,763
Deferred
Deferred	$ 807,410	$ (236,581)	$ (312,780)